NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONTRACT LIABILITIES

	September 30, 2024
	December 31, 2023	Additions/ Reclass	Recognized Revenue	September 30, 2024
Contract liabilities, current	$2,937,168	$1,689,038	$(557,628)	$4,068,578
Contract liabilities, non-current	7,340,459	761,421	(1,476,186)	6,625,694

	$10,277,627	$2,450,459	$(2,033,814)	$10,694,272

	September 30, 2023
	December 31, 2022	Additions/ Reclass	Recognized Revenue	September 30, 2023
Contract liabilities, current	$2,154,874	$2,133,969	$(1,536,860)	$2,751,983
Contract liabilities, non-current	5,818,082	1,943,313	(626,848)	7,134,547

	$7,972,956	$4,077,282	$(2,163,708)	$9,886,530

	December 31, 2023
	December 31, 2022	Additions/Reclass	Recognized Revenue	December 31, 2023
Contract liabilities, current	$2,154,874	$2,538,187	$1,755,893	$2,937,168
Contract liabilities, non-current	5,818,082	2,328,994	806,617	7,340,459

	$7,972,956	$4,867,181	$2,562,510	$10,277,627

	December 31, 2022
	December 31, 2021	Additions/Reclass	Recognized Revenue	December 31, 2022
Contract liabilities, current	$1,665,519	$1,478,479	$989,124	$2,154,874
Contract liabilities, non-current	2,687,786	4,560,600	1,430,304	5,818,082

	$4,353,305	$6,039,079	$2,419,428	$7,972,956

SCHEDULE OF SHORT TERM INVESTEMNTS

Cash and cash equivalents include funds on hand, in bank and short-term investments with original maturities of ninety (90) days or less. The following table shows the Company’s cash and cash equivalents by significant investment category as of December 31, 2023 and 2022:

	December 31, 2023
	Adjusted Cost	Realized Gains	Realized Losses	Fair Value
Demand deposits	$545,207	$—	$—	$545,207
Short-term investments with original maturities of 90 days or less (Level 1):
Money market funds	135,342	—	—	135,342

	$680,549	$—	$—	$680,549

	December 31, 2022
	Adjusted Cost	Realized Gains	Realized Losses	Fair Value
Demand deposits	$897,745	$—	$—	$897,745
Short-term investments with original maturities of 90 days or less (Level 1):
Money market funds	2,634,454	—	—	2,634,454

	$3,532,199	$—	$—	$3,532,199

SCHEDULE OF RECONCILIATION OF CASH AND CASH EQUIVALENTS

The following table provides a reconciliation of cash and cash equivalents in the consolidated balance sheets to cash, cash equivalents and restricted cash in the consolidated statements of cash flows:

	December 31, 2023	December 31, 2022
Cash and cash equivalents	$680,549	$3,532,199
Long-term restricted cash included in other assets	97,600	—
Total cash, cash equivalents and restricted cash in the statements of cash flows	$778,149	$3,532,199